Other Liabilities	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities
Note 10. Other Liabilities
Other current liabilities as of June 30, 2023 and December 31, 2022 are as follows (in thousands):

	June 30,	December 31,
	2023	2022
Other current liabilities:
Other payables	$3,212	$3,667
Deferred consideration	5,091	7,605
Contingent consideration	5,140	10,729

Total other current liabilities	$13,443	$22,001